Capital Management Policies and Procedures	12 Months Ended
Dec. 31, 2024
Capital Management Policies and Procedures [abstract]
CAPITAL MANAGEMENT POLICIES AND PROCEDURES
NOTE 25:	CAPITAL MANAGEMENT POLICIES AND PROCEDURES

The Company’s capital management objectives are to maximize the return to its shareholders. The Company’s definition of capital includes all components of equity. Capital for the reporting period is summarized in Note 22 and in the Consolidated statement of changes in equity. In order to meet its objectives, the Company monitors its capital structure and makes adjustments as required in light of changes in economic conditions and the risk characteristics of the underlying assets. These objectives will be achieved by maintaining a strong capital base so as to maintain investor confidence to sustain future development of the business, maintain a flexible capital structure that optimizes the cost of capital at acceptable risk and preserves the ability to meet financial obligations as they come due and ensuring sufficient liquidity to pursue organic growth. In order to maintain or adjust the capital structure, the Company may issue new common shares or debt.